CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Financial Position [Abstract]
Mortgage-backed securities held to maturity, approximate market value (in dollars)	$ 4,633	$ 4,916	$ 5,816
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	9,918,751	9,918,751	9,918,751
Treasury stock, shares	1,053,843	1,053,843	1,050,045